Stockholders' Equity and Mezzanine Equity - Options by Exercise Price (Details) - Wag Labs, Inc. - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Remaining Contractual Life (Years)	8 years 2 months 12 days	9 years 21 days
Vested and Exercisable	$ 5,247,785	$ 3,613,661
0.09
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollar per share)	$ 0.09	$ 0.09
Weighted-Average Remaining Contractual Life (Years)	8 years 2 months 16 days	9 years 2 months 9 days
Vested and Exercisable	$ 4,294,192	$ 2,908,482
0.16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollar per share)	$ 0.16
Weighted-Average Remaining Contractual Life (Years)	9 years 1 month 28 days
Vested and Exercisable	$ 201,631
0.26
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollar per share)	$ 0.26
Weighted-Average Remaining Contractual Life (Years)	9 years 11 months 19 days
0.86
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollar per share)	$ 0.86	$ 0.86
Weighted-Average Remaining Contractual Life (Years)	5 years 2 months 12 days	6 years 2 months 12 days
Vested and Exercisable	$ 6,025	$ 6,025
2.17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollar per share)	$ 2.17	$ 2.17
Weighted-Average Remaining Contractual Life (Years)	5 years 7 months 24 days	6 years 7 months 24 days
Vested and Exercisable	$ 24,282	$ 24,282
2.78
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollar per share)	$ 2.78	$ 2.78
Weighted-Average Remaining Contractual Life (Years)	7 years 4 months 6 days	8 years 3 months 3 days
Vested and Exercisable	$ 490,346	$ 441,002
2.96
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price (in dollar per share)	$ 2.96	$ 2.96
Weighted-Average Remaining Contractual Life (Years)	6 years 9 months 10 days	7 years 8 months 19 days
Vested and Exercisable	$ 231,309	$ 233,870